Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Disclosure of Accounts Receivable

	2021	2020
Credit cards	$48,361	$35,882
Cargo and other travel agencies	12,998	10,052
Airlines and clearing house	19,689	6,156
Government	6,060	5,466
Trade receivables from related parties	1,832	1,429
Other	11,075	13,187

	100,015	72,172
Allowance for expected credit losses	(7,565)	(6,483)

	$92,450	$65,689

Current	92,450	64,635
Non-current	—	1,054

	$92,450	$65,689

Summary of Movements in the Allowance for Impairment in Respect of Account Receivables
The change in the allowance for expected credit losses in respect of accounts receivable during the year was as follows.

	2021	2020	2019
Balance at beginning of years	$(6,483)	$(5,579)	$(5,057)
Additions	(1,421)	(1,310)	(744)
Write-off	339	406	222

Balance at end of year	$(7,565)	$(6,483)	$(5,579)